SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

A.	Principles of Consolidation and Basis of Presentation

The Company's consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries ("the Group"), after elimination of material intercompany transactions and balances.

The Company's consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") in the United States of America.

The following is a summary of the significant accounting policies, which were applied in the preparation of these financial statements, on a consistent basis:

B.	Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash and demand deposits in banks and other short-term, highly liquid investments (primarily interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit.

C.	Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed on the specific identification basis.

D.	Short-Term Held to Maturity Investments

Securities held to maturity include investments in debt securities that the Company has positive intent and ability to hold to maturity. Securities held to maturity are measured at amortized cost.

Short-term held to maturity investments include investments in debt securities with maturities of more than three months but less than one year.

E.	Inventories

Inventories are presented at the lower of cost or market. Cost is determined as follows:

Raw materials-on the average cost basis.

Finished goods and work in process - on actual production cost basis (materials, labor and indirect manufacturing costs).

The Company writes down product inventory, based on assumptions about future demand and market conditions.

F.	Fixed assets

Fixed assets are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the shorter of the estimated useful lives of the related assets. Estimated useful life, in years, is as follows:

Years
Electronic equipment	3-7
Office furniture and equipment	7-15

Leasehold improvements are amortized using the straight-line method, over the  useful lives of the improvements.

G.	Accrued Warranty Costs

Accrued warranty costs are calculated in respect of the warranty period on the Company's products (generally one year) and are based on the Company's prior experience and in accordance with management's estimate. See Note 5B for disclosure with regard to accrued warranty costs.

H.	Revenue Recognition

On January 1, 2011, the Company adopted the Financial Accounting Standards Board ASU No. 2009-13, "Revenue Recognition (Topic 605) Multiple-Deliverable Revenue Arrangements" and ASU No. 2009-14, "Certain Revenue Arrangements That Include Software Elements" on a prospective basis for applicable transactions originating after January 1, 2011.

Revenues from the sale of products are recognized when all the following criteria have been met: a persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, collection of resulting receivables is probable and there are no remaining significant obligations.

ASU No. 2009-13, requires allocation of arrangement consideration among the separate units of accounting based on their relative selling prices. The selling price for each unit of accounting is determined based on a selling price hierarchy using either vendor specific objective evidence ("VSOE") of selling price, third party evidence of selling price ("TPE") or the vendor's best estimate of estimated selling price ("ESP") for that deliverable. Use of the residual method is prohibited. The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis. The adoption of this standard did not have a material impact on the Company's Consolidated Statements of Operations.

ASU No. 2009-14,  modified the scope of the software revenue recognition guidance to exclude (a) non-software components of tangible products and (b) software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's functionality.

The adoption of this standard did not have a material impact on the Company's Consolidated Statements of Operations.

Revenues from Service contracts generally specify fixed payment amounts for periods longer than one month, and are recognized on a straight line basis over the term of the contract.

I.	Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Office of the Chief Scientist ("OCS") as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Royalty expenses are determined based on actual revenues and presented in Cost of Goods Sold.

J.	Income Taxes

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, "Income Taxes". Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

K.	Share-Based Compensation

The Company accounts for equity based compensation using ASC 718-10 "Share-Based Payment," which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards.

Stock Options

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the "Black-Scholes option pricing" method with the following weighted-average assumptions:

	2011	2010	2009
Risk-free interest rate	1.35%	2.35%	2.88%
Expected life of options	4.75 years	6.25 years	6.25 years
Expected volatility	88.06%	81.77%	79.17%
Expected dividend yield	0%	0%	0

L.	Earnings per Share

Earnings per share are presented in accordance with ASC 260-10, "Earnings per Share." Pursuant to which, basic earnings (loss) per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding for the period. Diluted earnings (loss) per share reflect the potential dilutive effect of all convertible securities. The number of potentially dilutive securities excluded from diluted earnings per share due to the anti-dilutive effect amounted to 2,453,000 in 2009, 490,500 in 2010 and 449,237 in 2011.

M.	Derivative Financial Instruments

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. See Note 12 for disclosure of the derivative financial instruments in accordance with such pronouncements.

N.	Impairment of long-lived assets

Long-lived assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values.

O.	New Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among other matters, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy. The amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company does not expect ASU 2011-04 to have a material effect on its consolidated financial statements.

In June 2011, the FASB amended its guidance on the presentation of comprehensive income. The amendment eliminates the alternative of presenting items of other comprehensive income in the statement of changes in equity and requires an entity to present the components of net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements. Adoption of this guidance will be effective as of January 1, 2012. The amendment will impact the presentation of the financial statements but will not impact the Company's financial position, results of operations or cash flows.